Related parties - Breakdown of Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Assets
Trade receivables	R$ 1,416,263	R$ 2,769,757
Advances to suppliers	88,724	246,653
Total assets	3,369,057	6,215,124
Liabilities
Trade payables	2,891,829	3,845,133
Borrowings	1,019,299	1,225,570	R$ 965,475	R$ 710,552
Total for all related parties
Assets
Trade receivables	1,656	7,713
Advances to suppliers	7,185	28
Total assets	8,841	7,741
Liabilities
Trade payables	2,014	2,793
Advances from customers	26	1,046
Payables for the acquisition of subsidiaries	56,551	73,703
Borrowings	100,846	0
Total liabilities	R$ 159,437	R$ 77,542